Fair Value (Transfers between Level 1 and Level 2) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		Sep. 30, 2015	Sep. 30, 2014
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 2 into Level 1, Assets	[1]	¥ 26,388
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 2 into Level 1, Assets	[1]		¥ 3,492
Investment Securities, Available-for-sale Securities [Member] | Marketable Equity Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Assets	[1]	18,190	5,156
Transfers out of Level 2 into Level 1, Assets	[1]	¥ 4,076	¥ 5,370

[1]	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.